Financial risk management: Liquidity position (Details) $ in Thousands, $ in Thousands											1 Months Ended	12 Months Ended
	Dec. 30, 2020	Sep. 11, 2020	Jun. 29, 2020	Apr. 23, 2020 MXN ($)	Apr. 01, 2020 USD ($)	Apr. 01, 2020 MXN ($)	Apr. 24, 2019 MXN ($)	Apr. 26, 2018 MXN ($)	Jun. 02, 2015 COP ($)	Jun. 02, 2015 MXN ($)	Oct. 31, 2017 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Sep. 30, 2020 MXN ($)	Aug. 19, 2020 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents													$ 6,192,679	$ 4,584,507				$ 5,192,628			$ 4,677,454
Total Debt													13,712,893			$ 440,000,000		13,900,346
Debt term short													549,607					1,138,750
Debt term long													13,163,286					12,761,596
Deferment investments																			$ 2,292,355	$ 2,292,355
Dividends				$ 2,463,000			$ 3,000,000	$ 2,034,000					3,000,000	2,034,000
Disposal of loans									$ 440,000,000,000	$ 2,897,404		$ 243,998	152,047	$ 3,090,124
Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents													4,991,567					4,058,495
Total Debt													3,992,467					3,971,210
Debt term short													23,998					322,209
Debt term long													3,968,469					3,649,001
Deferment investments																				$ 2,292,355
Loans received																		1,500,000
Puerto Rico (Aerostar)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents													698,466					804,634
Total Debt													6,799,941					7,171,278
Debt term short													311,372					529,337
Debt term long													6,488,569					6,641,941
Term of loan	3 years
Disposal of loans					$ 10,000	$ 239,200
Colombia (Airplan)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents													502,646					329,499
Total Debt													2,920,485					2,757,858
Debt term short													214,237					287,204
Debt term long													2,706,248					2,470,654
Term of loan		1 year
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and equivalents													$ 6,192,679					5,192,628
Forecast | Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Deferment investments															$ 5,460,586
BBVA Bancomer, S. A.
Disclosure of risk management strategy related to hedge accounting [line items]
Disposal of loans											$ 2,000,000
BBVA Bancomer, S. A. | Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total Debt																		1,500,000
Bancolombia | Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total Debt																	$ 20,000	$ 399,010
Banco Popular De Puerto Rico
Disclosure of risk management strategy related to hedge accounting [line items]
Term of loan	3 years
Banco Popular De Puerto Rico | Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Term of loan			18 months